Recently Issued Accounting Standards	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Recently Issued Accounting Standards
Recently Issued Accounting Standards

22. Recently Issued Accounting Standards

In May 2014, the FASB issued ASU No. 2014-09 which clarifies the principles for recognizing revenue from contracts with customers. The amendment outlines a single comprehensive model for entities to depict the transfer of goods or services to customers in amounts that reflect the payment to which a company expects to be entitled in exchange for those goods or services. The amendment also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The amendment is effective for annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2016 and may be adopted using either a full retrospective transition method or a modified retrospective transition method. Early adoption is not permitted. The Company is currently evaluating the provisions of the amendment and the impact on its future consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-08 which raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. The amendment is intended to reduce the frequency of disposals reported as discontinued operations by focusing on strategic shifts that have or will have a major effect on an entity’s operations and financial results and will permit companies to have continuing cash flows and significant continuing involvement with the disposed component. The amendment is effective for disposals (or classifications as held for sale) and acquired businesses or nonprofit activities that are classified as held for sale upon acquisition that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. As such, the Company will evaluate the provisions of the amendment as it relates to any potential disposals or acquisitions beginning on or after January 1, 2015.

In January 2014, the FASB issued ASU No. 2014-04 to clarify that an in substance repossession or foreclosure occurs upon either the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. The amendments are effective for annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014 and may be adopted using either a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The Company is currently evaluating this guidance, but adoption of the amendments is not expected to have a significant effect on its future consolidated financial statements.

In July 2013, the FASB issued ASU No. 2013-11 to require an entity to present an unrecognized tax benefit, or portion thereof, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendment became effective for the Company on January 1, 2014, and its adoption did not have any effect on the Company’s consolidated financial statements as the amendment is to be applied prospectively to all unrecognized tax benefits that exist at the balance sheet date.

33. Recently Issued Accounting Standards

In July 2013, the FASB issued ASU No. 2013-11 to require an entity to present an unrecognized tax benefit, or portion thereof, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendment is effective for the Company on January 1, 2014 and is to be applied prospectively to all unrecognized tax benefits that exist at the balance sheet date, although retrospective adoption is permitted. Adoption of the amendment is not expected to have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued an amendment to the Comprehensive Income Topic to improve the reporting of reclassifications out of comprehensive income (loss). The amendments require entities to present, either parenthetically on the face of the financial statements or in a single footnote, the effect of significant reclassifications out of each component of accumulated other comprehensive income (loss) by the respective line items of net income (loss) affected by the reclassification. The amendment became effective for the Company on January 1, 2013, and its adoption did not have any effect on the Company’s consolidated financial statements as the Company had no such reclassifications during the periods presented.

In October 2012, the FASB issued ASU No. 2012-06 to clarify that when an entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently, a change in the cash flows expected to be collected on the indemnification asset occurs, as a result of a change in cash flows expected to be collected on the assets subject to indemnification, the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement. The amendment became effective for the Company on January 1, 2013, which was prior to the FNB Transaction, and its adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB amended the Balance Sheet Topic of the ASC to require enhanced disclosures about the nature and effect or potential effect of an entity’s rights of setoff associated with its financial and derivative instruments. In January 2013, the FASB issued an update to the amendments, which narrowed the scope of the financial instruments for which the enhanced disclosures are applicable. The amendments became effective for the Company on January 1, 2013, and its adoption did not have a significant effect on the Company’s financial position, results of operations or cash flows. See Note 25 to the consolidated financial statements for the disclosures required by this Topic.